Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Boston Trust Walden Balanced Fund (WSBFX)

(formerly, “Walden Balanced Fund”)

Boston Trust Walden Equity Fund (WSEFX)

(formerly, “Walden Equity Fund”)

Boston Trust Walden International Equity Fund (WIEFX)

(formerly, “Walden International Equity Fund”)

(the “Funds”)

Supplement dated March 1, 2021 to

the Prospectus and Summary Prospectuses dated May 1, 2020, as supplemented

New Portfolio Managers have been added to the portfolio management teams for the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund.

The reference to the Portfolio Manager for the Boston Trust Walden Balanced Fund on page 15 of the Prospectus is deleted and replaced with the following:

Lead Portfolio Manager:	William H. Apfel, CFA, Since 2012*
Co-Portfolio Managers:	Stephen J. Amyouny, CFA, Since 2021**
Tchintcia S. Barros, CFA, Since 2021
Sean A. Cameron, CFA, Since 2021

The reference to the Portfolio Manager for Boston Trust Walden Equity Fund on page 17 of the Prospectus is deleted and replaced with the following:

Lead Portfolio Manager:	William H. Apfel, CFA, Since 2012*
Co-Portfolio Managers:	Stephen J. Amyouny, CFA, Since 2021
Tchintcia S. Barros, CFA, Since 2021***
Mark B. Zagata, CFA, Since 2021

The listing of “Portfolio Managers” in the Prospectus on page 40 now includes the following:

Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund: Tchintcia S. Barros, CFA

Ms. Barros is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2021. Ms. Barros served previously as a Senior Portfolio Manager on the Large Cap Growth team at Columbia Threadneedle Investments for fifteen years. Prior to joining Columbia Threadneedle, she worked for Putnam Investments as an Investment Associate in the International Core Equities group. She earned a BA from Dartmouth College and an MBA from Harvard Business School. She holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Society Boston and the CFA Institute.

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Boston Trust Walden Balanced Fund: Sean A. Cameron, CFA	Mr. Cameron is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2020. Prior to 2020, Mr. Cameron worked as an investment officer and fixed income research analyst at MFS Investment Management, a fixed income portfolio manager at PIMCO and a financial analyst at Goldman Sachs. He earned a B.A. from Princeton University and an MBA from Harvard Business School. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.
Boston Trust Midcap Fund, Boston Trust Walden Equity Fund and Boston Trust Walden Midcap Fund: Mark B. Zagata, CFA	Mr. Zagata is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2008. He earned a B.A. from Union College and an MBA from Boston College. He holds the Chartered Financial Analyst® designation and Fundamentals of Sustainability Accounting (FSA) credential, and is a member of the CFA Society Boston and the CFA Institute.

*William H. Apfel has announced his retirement. Effective after the close of business on June 30, 2021, Mr. Apfel will no longer serve as a Portfolio Manager for the Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund and Boston Trust Walden International Equity Fund and all references to Mr. Apfel will be deleted from the Prospectus and Summary Prospectuses in their entirety.

**Effective after the close of business on June 30, 2021, Mr. Amyouny will serve as Lead Portfolio Manager for the Boston Trust Walden Balanced Fund.

***Effective after the close of business on June 30, 2021, Ms. Barros will serve as Lead Portfolio Manager for the Boston Trust Walden Equity Fund.

Effective after the close of business on June 30, 2021, Messrs. Riley and Sandell will remain Co-Portfolio Managers for the Boston Trust Walden International Equity Fund.

Please retain this supplement with your Prospectus for future reference.

This Supplement, and the Prospectus, Summary Prospectuses and SAI, each May 1, 2020, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

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Boston Trust Walden Funds

One Beacon Street

Boston, MA 02108

Supplement dated March 1, 2021 to the

Statement of Additional Information (“SAI”) dated May 1, 2020

The Portfolio Manager Information on page 20 is replaced with the following:

Kenneth P. Scott serves as Lead Portfolio Manager for the Boston Trust Walden Small Cap Fund, the Boston Trust SMID Cap Fund, and the Boston Trust Walden SMID Cap Fund. William H. Apfel serves as Lead Portfolio Manager for the Boston Trust Walden Balanced Fund, the Boston Trust Walden Equity Fund, and the Boston Trust Walden International Equity Fund.(a) Stephen J. Amyouny serves as Lead Portfolio Manager for the Boston Trust Midcap Fund and the Boston Trust Walden Midcap Fund and as Co-Portfolio Manager for the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund.(b) Amy Crandall Kaser serves as Co-Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Jason T. O’Connell serves as Co-Portfolio Manager for the Boston Trust Asset Management Fund and the Boston Trust Equity Fund. Leanne Moore serves as Co-Portfolio Manager for the Boston Trust SMID Cap Fund, the Boston Trust Walden Small Cap Fund, and the Boston Trust Walden SMID Cap Fund. Nathaniel J. Riley serves as Co-Portfolio Manager for the Boston Trust Walden International Equity Fund.† Richard Q. Williams serves as Co-Portfolio Manager for the Boston Trust Midcap Fund, the Boston Trust SMID Cap Fund, the Boston Trust Walden Small Cap Fund, the Boston Trust Walden Midcap Fund, and the Boston Trust Walden SMID Cap Fund. David A. Sandell serves as Co-Portfolio Manager for the Boston Trust Walden International Equity Fund.† Mark B. Zagata serves as Co-Portfolio Manager for the Boston Trust Midcap Fund, Boston Trust Walden Equity Fund, and Boston Trust Walden Midcap Fund. Sean A. Cameron serves as Co-Portfolio Manager for the Boston Trust Walden Balanced Fund. Tchintcia S. Barros serves as Co-Portfolio Manager for the Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund.(c)  The following table lists the number and types of other accounts managed by each individual and assets under management in those accounts as of December 31, 2019 (unless otherwise noted):

	OTHER		OTHER
	REGISTERED		POOLED
	INVESTMENT	ASSETS	INVESTMENT	ASSETS	OTHER
	COMPANY	MANAGED	VEHICLE	MANAGED	ACCOUNTS	ASSETS MANAGED
PORTFOLIO MANAGER	ACCOUNTS	($ MILLIONS)	ACCOUNTS	($ MILLIONS)	*	($ MILLIONS)
KENNETH P. SCOTT	0	$0	1	$84.0	23	$831.6
STEPHEN J. AMYOUNY	0	$0	0	$0	49	$1,177.8
WILLIAM H. APFEL	0	$0	1	$288.6	53	$768.7
RICHARD Q. WILLIAMS	0	$0	0	$0	31	$370.8
DAVID A. SANDELL	0	$0	0	$0	95	$269.1
NATHANIEL J. RILEY	0	$0	0	$0	0	$0
LEANNE MOORE **	0	$0	0	$0	44	$180.3
MARK B. ZAGATA**	0	$0	0	$0	0	$0
JASON T. O’CONNELL	0	$0	0	$0	75	$375.9
AMY CRANDALL KASER	0	$0	0	$0	32	$149.8
SEAN A. CAMERON***	0	$0	0	$0	0	$0
TCHINTCIA S. BARROS***	0	$0	0	$0	0	$0

*        The majority of these other accounts are invested in one of the other pooled investment vehicles listed above.

**      The number and types of other accounts managed by the portfolio manager and assets under management in those accounts are as of February 3, 2020.

***    The number and types of other accounts managed by the portfolio manager and assets under management in those accounts are as of March 1, 2021.

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The following dollar range of equity securities beneficially owned by Tchintcia S. Barros, Sean A. Cameron and Mark B. Zagata is added to the table on page 20.

PORTFOLIO MANAGER		DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
TCHINTCIA S. BARROS	Boston Trust Walden Balanced Fund	0**
	Boston Trust Walden Equity Fund	0**

SEAN A. CAMERON	Boston Trust Walden Balanced Fund	0**

MARK B. ZAGATA	Boston Trust Midcap Fund	0*
	Boston Trust Walden Equity Fund	0**
	Boston Trust Walden Midcap Fund	$10,001--$50,000*

*As of March 31, 2020

**As of March 1, 2021

(a) William H. Apfel has announced his retirement. Effective after the close of business on June 30, 2021, Mr. Apfel will no longer serve as Portfolio Manager for any of the Funds and all references to Mr. Apfel will be deleted from the SAI in their entirety.

(b) Effective after the close of business on June 30, 2021, Mr. Amyouny will serve as Lead Portfolio Manager for the Boston Trust Walden Balanced Fund.

(c) Effective after the close of business on June 30, 2021, Ms. Barros will serve as Lead Portfolio Manager for the Boston Trust Walden Equity Fund.

† Effective after the close of business on June 30, 2021, Messrs. Riley and Sandell will remain Co-Portfolio Managers for the Boston Trust Walden International Equity Fund.

Please retain this supplement with your SAI for future reference.

This Supplement, and the Prospectus, Summary Prospectus and SAI, each dated May 1, 2020, as supplemented, provide relevant information for all shareholders and should be retained for future reference. The Prospectuses and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-282-8782, extension 7050.

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